Deferred Tax Assets and Deferred Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Tax Assets and Deferred Tax Liabilities
Summary of deferred tax assets and liabilities

Deferred tax assets and liabilities as of December 31, 2021

	Deferred Tax	Deferred Tax
	Assets	Liabilities	Net
Intangible assets	—	(46,175)	(46,175)
Tangible assets	—	(238)	(238)
Lease items net value	270	—	270
Personnel-related items	4,141	—	4,141
Tax loss carried forward	15,319	—	15,319
Other items	23	—	23
Total	19,753	(46,413)	(26,661)
Offsetting	(15,557)	15,557	—
Tax assets/liabilities, net	4,196	(30,856)	(26,661)

Deferred tax assets and liabilities as of December 31, 2020

	Deferred Tax	Deferred Tax
	Assets	Liabilities	Net
Intangible assets	—	(47,120)	(47,120)
Personnel-related items	596	—	596
Tax loss carried forward	9,666	—	9,666
Other items	4	—	4
Total	10,266	(47,120)	(36,854)
Offsetting	(9,666)	9,666	—
Tax assets/liabilities, net	600	(37,454)	(36,854)

Summary of change in deferred tax

Change in deferred tax, 2021

	Cost at Opening Balance	Recognized in Profit or Loss	Exchange Differences	Cost at Closing Balance
Intangible assets	(47,120)	—	945	(46,175)
Tangible assets	—	(226)	(12)	(238)
Lease items net value	—	256	14	270
Personnel-related items	596	3,304	240	4,140
Tax loss carried forward	9,666	5,065	588	15,319
Other items	4	18	1	23
Total	(36,854)	8,417	1,776	(26,661)

Change in deferred tax, 2020

			Increase
	Cost at Opening	Recognized in	through Business	Cost at Closing
	Balance	Profit or Loss	Combinations	Balance
Intangible assets	—	—	(47,120)	(47,120)
Personnel-related items	—	596	—	596
Tax loss carried forward	—	—	9,666	9,666
Other items	—	4	—	4
Total	—	600	(37,454)	(36,854)